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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 3/31/07
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Haverford Financial Services, Inc.
                 ----------------------------------
   Address:      3 Radnor Corporate Center
                 ----------------------------------
                 Suite 450
                 ----------------------------------
                 Radnor, PA 19087
                 ----------------------------------

Form 13F File Number: 28-11678
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Eric Drossner
         -------------------------------
Title:   Vice President
         -------------------------------
Phone:   610-995-8726
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Eric Drossner                Radnor, PA
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                          NONE
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                    0
                                        --------------------

Form 13F Information Table Entry Total:
                                        --------------------

Form 13F Information Table Value Total:    $
                                        --------------------
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-
    ------       -----------------         ---------------------------------


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HAVERFORD FINANCIAL SERVICES
DISCRETIONARY OWNERSHIP FOR 13F
AS OF 3/31/2007

(ITEM 1)               (ITEM 2)    (ITEM 3)     (ITEM 4)     (ITEM 5)          (ITEM 6)     (ITEM 7)      (ITEM 8)
                                                                         INVESTMENT DISCRETION     VOTING AUTHORITY (SHARES)

NAME                    TITLE                    FAIR         SHARES OR                 SHARED
OF                      OF          CUSIP        MARKET       PRINCIPAL   SOLE  SHARED  OTHER     SOLE     SHARED   NONE
ISSUER                  CLASS       NUMBER       VALUE        AMOUNT      (A)   (B)     (C)   MGR (A)      (B)      (C)
3M CO COM               COMMON      88579Y101    2,123,837     27,788      X             X         19,504   0        8,284
ABBOTT LABS             COMMON      002824100    3,757,349     67,336      X             X         45,767   0       21,569
AFLAC INC COM           COMMON      001055102    4,304,202     91,462      X             X         60,047   0       31,415
ALLERGAN INC COM        COMMON      018490102      223,302      2,015      X                        2,015   0            0
AMERICAN EXPRESS CO     COMMON      025816109    2,043,372     36,230      X             X         24,684   0       11,546
AMERICAN INTL GROUP I   COMMON      026874107    3,994,748     59,428      X             X         40,128   0       19,300
AUTOMATIC DATA PROCES   COMMON      053015103    3,114,008     64,339      X             X         43,767   0       20,572
BECTON DICKINSON & CO   COMMON      075887109    3,392,848     44,126      X             X         29,524   0       14,602
CITIGROUP INC COM       COMMON      172967101    4,412,570     85,948      X             X         58,251   0       27,697
COCA COLA CO            COMMON      191216100    2,211,043     46,063      X             X         31,701   0       14,362
COLGATE PALMOLIVE CO    COMMON      194162103    3,256,881     48,763      X             X         33,531   0       15,232
CVS CORP COM            COMMON      126650100    2,076,122     60,812      X             X         40,319   0       20,493
EXXON MOBIL CORP COM    COMMON      30231G102    3,687,980     48,880      X             X         39,824   0        9,056
GENERAL ELEC CO         COMMON      369604103    5,587,554    158,019      X             X        109,650   0       48,369
HOME DEPOT INC COM      COMMON      437076102    3,598,793     97,953      X             X         65,406   0       32,547
INTEL CORP COM          COMMON      458140100    3,826,179    200,009      X             X        133,245   0       66,764
JOHNSON CTLS INC COM    COMMON      478366107    2,880,517     30,443      X             X         20,735   0        9,708
JOHNSON & JOHNSON       COMMON      478160104    4,269,421     70,850      X             X         46,534   0       24,316
LOWES COS INC COM       COMMON      548661107    3,903,847    123,971      X             X         83,270   0       40,701
MCGRAW-HILL COMPANIES   COMMON      580645109    2,360,075     37,533      X             X         26,013   0       11,520
MEDTRONIC INC COM       COMMON      585055106    3,672,043     74,848      X             X         50,424   0       24,424
MICROSOFT               COMMON      594918104    5,541,629    198,839      X             X        132,702   0       66,137
NOVARTIS AG SPONSORED   COMMON      66987V109    4,496,377     82,306      X             X         53,829   0       28,477
PEPSICO INC             COMMON      713448108    3,708,355     58,344      X             X         40,416   0       17,928
PROCTER & GAMBLE COMP   COMMON      742718109    4,480,723     70,942      X             X         48,810   0       22,132
SLM CORP COM            COMMON      78442P106    2,779,932     67,969      X             X         41,984   0       25,985
SYSCO CORP COM          COMMON      871829107    3,166,184     93,591      X             X         63,271   0       30,320
TARGET CORP COM         COMMON      87612E106    2,371,747     40,023      X             X         27,063   0       12,960
UNITED PARCEL SVC INC   COMMON      911312106    2,499,275     35,653      X             X         24,508   0       11,145
WAL MART STORES INC     COMMON      931142103    2,410,157     51,335      X             X         35,570   0       15,765
WALGREEN COMPANY        COMMON      931422109      370,837      8,081      X                        7,864   0          217
WELLS FARGO & CO COM    COMMON      949746101    3,127,724     90,843      X             X         63,068   0       27,775